TCW/DW CORE EQUITY TRUST                                Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 1997          New York, New York 10048


DEAR SHAREHOLDER:

The U.S. stock market continued its remarkable performance during the six-month period ended September 30, 1997, gaining more than
26.24 percent. During the second quarter of 1997, the market rebounded significantly as fears of an interest-rate hike by the Federal Reserve Board abated. A marked slowing in the rate of economic growth and favorable inflation numbers lessened those fears and triggered a rally in the bond market, which carried through into the equity market. Corporate profits continued to surprise investors on the upside, providing more underlying strength to this extended business cycle. During the twelve months preceding the second quarter, the predominant share of the market returns had been registered by the top 22 largest companies in the Standard & Poor's 500 Composite Stock Index (S&P 500), as measured by market capitalization. This narrowing of leadership is often compared with the "nifty fifty" craze of the early 1970s.

The third quarter was punctuated by a significant correction in August, caused primarily by multinational consumer nondurable companies preannouncing earnings disappointments. This had the effect of placing pressure on many large-cap companies. During this correction, a pronounced divergence between large-cap and small-cap stocks took shape as the Nasdaq returned 16.9 percent for the quarter, compared to
7.5 percent for the S&P 500. The market rebounded in September as favorable economic data confirmed the view that the U.S. economy can sustain its current level of growth while keeping inflation in check.

PERFORMANCE AND PORTFOLIO

On July 28, 1997, TCW/DW Core Equity Trust began offering four classes of shares -- A, B, C and D -each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

The Fund's Class B shares produced a total return of 26.02 percent for the six-month period ended September 30, 1997. This return compares to a

TCW/DW CORE EQUITY TRUST
LETTER TO THE SHAREHOLDERS, continued


return of 26.24 percent for the S&P 500 Index and 27.66 percent for the Lipper Growth Fund Index. Strong outperformance within the technology, financial and airlines sectors boosted the Fund's performance during this period.

During the last six months, TCW Funds Management, Inc. (TCW), the Fund's investment adviser, made several changes to the Fund's portfolio. Chrysler Corp., Boston Chicken Inc., American Standard Companies, Inc., Kimberly-Clark Corp., Storage Technology Corp. and Amgen Inc. were sold, while positions in Time Warner, Inc., Kellogg Company and Tandy Corp. were added. Chrysler Corp. had been in the Fund since its inception and has proved to be a tremendously profitable investment. However, more advantageous investment opportunities have been found that are not as cyclical in nature.

LOOKING AHEAD

On November 6, 1997, the Board of Trustees of the Fund unanimously recommended that Dean Witter InterCapital Inc., the parent company of Dean Witter Services Company Inc., the Fund's current manager, serve as the Fund's new investment adviser and that a new Investment Management Agreement between the Fund and InterCapital be submitted to shareholders for approval at a special meeting expected to be held in February, 1998. The Trustees also recommended that a new sub-advisory agreement between InterCapital and Morgan Stanley Asset Management Inc. be submitted to shareholders for approval at the same special meeting.

The Trustees also nominated for election or re-election, as appropriate, the following nine nominees to the Fund's Board of Trustees: Michael Bozic, Charles A. Fiumefreddo, Edwin Jacob Garn, John R. Haire, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder. Messrs. Fiumefreddo, Haire, Johnson, Nugent and Schroeder currently serve as Trustees of the Fund and, with the exception of Mr. Schroeder, were previously elected by shareholders. Messrs. Bozic, Garn, Hedien and Purcell currently hold directorships or trusteeships with 84 other investment companies for which InterCapital serves as investment manager or investment adviser.

Finally, the Trustees also recommended that the Fund's name be changed from TCW/DW Core Equity Trust to Dean Witter Growth Fund upon effectiveness of the aforementioned proposals.

TCW/DW CORE EQUITY TRUST
LETTER TO THE SHAREHOLDERS, continued


A shareholder letter and supplement to the Fund's July 28, 1997 prospectus announcing the Trustees' recommendations was mailed to shareholders in early November. A proxy statement formally detailing the proposals and the reasons for the Trustees' action will be distributed to shareholders of the Fund. We ask that you review the proxy statement carefully upon receipt and vote on the proposals set forth therein.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW CORE EQUITY TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited)


 NUMBER OF
   SHARES                                                           VALUE
----------------------------------------------------------------------------
             COMMON STOCKS (99.1%)
             Air Transport (5.8%)
    64,300   AMR Corp.*  ...................................... $  7,117,206
   257,300   Delta Air Lines, Inc.  ...........................   24,234,444
   205,900   UAL Corp.*  ......................................   17,424,287
                                                                ------------
                                                                  48,775,937
                                                                ------------
             Aircraft & Aerospace (6.7%)
   500,600   Boeing Co.  ......................................   27,251,412
   361,400   United Technologies Corp.  .......................   29,273,400
                                                                ------------
                                                                  56,524,812
                                                                ------------
             Auto Parts - Original Equipment (4.9%)
   460,800   Lear Corp.*  .....................................   22,694,400
             Magna International, Inc.
   265,900   (Class A)(Canada)  ...............................   18,380,337
                                                                ------------
                                                                  41,074,737
                                                                ------------
             Automobiles (3.8%)
   703,600   Ford Motor Co.  ..................................   31,837,900
                                                                ------------
             Banks-Money Center (3.1%)
   193,600   Citicorp  ........................................   25,930,300
                                                                ------------
             Beverages - Soft Drinks (2.2%)
   458,600   PepsiCo, Inc.  ...................................   18,601,962
                                                                ------------
             Brokerage (2.8%)
   316,200   Merrill Lynch & Co., Inc.  .......................   23,458,087
                                                                ------------
             Commercial Services (2.3%)
   435,100   Corrections Corp. of America*  ...................   18,926,850
                                                                ------------
             Communications - Equipment & Software (4.0%)
   464,406   Cisco Systems, Inc.*  ............................   33,930,663
                                                                ------------
             Computer Services (2.6%)
   312,800   Computer Sciences Corp.*  ........................   22,130,600
                                                                ------------
             Computer Software (5.3%)
   274,300   Microsoft Corp.*  ................................   36,293,319
   218,100   Oracle Corp.*  ...................................    7,947,019
                                                                ------------
                                                                  44,240,338
                                                                ------------
             Computers - Systems (1.2%)
   312,200   Tandy Corp.  .....................................   10,497,725
                                                                ------------
             Electrical Equipment (4.7%)
   203,100   Honeywell, Inc.  .................................   13,645,781
   969,111   Westinghouse Electric Corp.  .....................   26,226,566
                                                                ------------
                                                                  39,872,347
                                                                ------------
             Electronics - Semiconductors/
             Components (6.6%)
   598,900   Intel Corp.  .....................................   55,323,387
                                                                ------------
             Entertainment (2.1%)
   594,900   Mirage Resorts, Inc.*  ...........................   17,921,363
                                                                ------------
             Financial (2.3%)
   413,700   Fannie Mae  ...................................... $ 19,443,900
                                                                ------------
             Financial Services (2.4%)
   318,500   Associates First Capital Corp. (Class A)  ........   19,826,625
                                                                ------------
             Foods (1.5%)
   301,100   Kellogg Company  .................................   12,683,838
                                                                ------------
             Healthcare - Diversified (5.6%)
   196,100   Johnson & Johnson  ...............................   11,300,263
   206,300   United Healthcare Corp.  .........................   10,315,000
   188,800   Warner-Lambert Co.  ..............................   25,476,200
                                                                ------------
                                                                  47,091,463
                                                                ------------
             Healthcare - Drugs (2.9%)
   204,500   Lilly (Eli) & Co.  ...............................   24,680,594
                                                                ------------
             Insurance (2.4%)
   258,200   Marsh & McLennan Companies, Inc.  ................   19,784,575
                                                                ------------
             Machinery - Construction & Materials (3.0%)
   461,200   Caterpillar, Inc.  ...............................   24,875,975
                                                                ------------
             Office Equipment & Supplies (1.6%)
   156,000   Xerox Corp.  .....................................   13,133,250
                                                                ------------
             Oil - Exploration & Production (1.2%)
   338,700   Canadian Natural Resources Ltd. (Canada)*  .......    9,994,949
                                                                ------------
             Oil Integrated - International (1.0%)
    89,900   Amoco Corp.  .....................................    8,664,113
                                                                ------------
             Publishing (2.9%)
   445,400   Time Warner, Inc.  ...............................   24,135,113
                                                                ------------
             Railroads (1.7%)
   150,997   Burlington Northern Santa Fe Corp.  ..............   14,590,085
                                                                ------------
             Retail - Specialty (3.7%)
   600,850   Home Depot, Inc.  ................................   31,319,306
                                                                ------------
             Soap & Household Products (3.3%)
   404,200   Procter & Gamble Co.  ............................   27,915,063
             Telecommunications (2.9%)
   382,800   Ascend Communications, Inc.*  ....................   12,369,225
   151,600   Lucent Technologies, Inc.  .......................   12,336,450
                                                                ------------
                                                                  24,705,675
                                                                ------------
             Tobacco (2.6%)
   515,800   Philip Morris Companies, Inc.  ...................   21,437,938
                                                                ------------
             TOTAL COMMON STOCKS
             (Identified Cost $513,011,199)  ..................  833,329,470
                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                          VALUE
----------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (0.3%)
             REPURCHASE AGREEMENT

    $2,403   The Bank of New York
              5.25% due 10/01/97
              (dated 09/30/97; proceeds
              $2,403,617)(a)
              (Identified Cost $2,403,267)  ................... $  2,403,267
                                                                ------------

TOTAL INVESTMENTS
(Identified Cost $515,414,466)(b)  ..................    99.4%   835,732,737

OTHER ASSETS IN EXCESS OF
LIABILITIES .........................................     0.6      4,755,680
                                                        -----   ------------
NET ASSETS ..........................................   100.0%  $840,488,417
                                                        =====   ============

------------
 *    Non-income producing security.
(a) Collateralized by $2,305,251 U.S. Treasury Note 7.50% due 10/31/99 valued at $2,451,332.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $334,119,336 and the aggregate gross unrealized depreciation is $13,801,065, resulting in net unrealized appreciation of $320,318,271.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $515,414,466)..........................    $835,732,737
Receivable for:
  Investments sold.......................................       5,328,000
  Shares of beneficial interest sold.....................         562,963
  Dividends..............................................         514,911
Prepaid expenses and other assets........................         184,390
                                                             ------------
  TOTAL ASSETS ..........................................    $842,323,001
                                                             ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased..............         704,516
  Plan of distribution fee...............................         471,945
  Management fee ........................................         374,452
  Investment advisory fee................................         249,635
Accrued expenses and other payables .....................          34,036
                                                             ------------
  TOTAL LIABILITIES......................................       1,834,584
                                                             ------------
  NET ASSETS.............................................    $840,488,417
                                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................................    $443,111,377
Net unrealized appreciation .............................     320,318,271
Net investment loss......................................      (2,570,926)
Accumulated undistributed net realized gain..............      79,629,695
                                                             ------------
  NET ASSETS ............................................    $840,488,417
                                                             ============
CLASS A SHARES:
Net Assets...............................................         $19,781
Shares Outstanding (unlimited authorized,
  $.01 par value)........................................           1,121
  NET ASSET VALUE PER SHARE .............................          $17.65
                                                                   ======
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ......          $18.63
                                                                   ======
CLASS B SHARES:
Net Assets...............................................    $840,330,312
Shares Outstanding (unlimited authorized,
  $.01 par value)........................................      47,640,662
  NET ASSET VALUE PER SHARE .............................          $17.64
                                                                   ======
CLASS C SHARES:
Net Assets...............................................        $128,258
Shares Outstanding (unlimited authorized,
  $.01 par value)........................................           7,274
  NET ASSET VALUE PER SHARE .............................          $17.63
                                                                   ======
CLASS D SHARES:
Net Assets...............................................         $10,066
Shares Outstanding (unlimited authorized,
  $.01 par value)........................................             570
  NET ASSET VALUE PER SHARE .............................          $17.66
                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended September 30, 1997* (unaudited)

NET INVESTMENT INCOME:

INCOME

Dividends (net of $17,747 foreign withholding
 tax)..............................................  $  4,027,911
Interest...........................................        74,567
                                                     ------------
  TOTAL INCOME.....................................     4,102,478
                                                     ------------
EXPENSES

Plan of distribution fee (Class B shares) .........     2,744,816
Management fee ....................................     2,083,167
Investment advisory fee ...........................     1,388,778
Transfer agent fees and expenses...................       335,087
Shareholder reports and notices....................        27,240
Custodian fees.....................................        22,474
Professional fees..................................        22,171
Trustees' fees and expenses........................        18,818
Registration fees..................................        15,357
Organizational expenses............................         6,681
Other..............................................         8,815
                                                     ------------
  TOTAL EXPENSES ..................................     6,673,404
                                                     ------------
  NET INVESTMENT LOSS..............................    (2,570,926)
                                                     ------------
NET REALIZED AND UNREALIZED GAIN:

Net realized gain..................................    79,731,203
Net change in unrealized appreciation..............   107,209,341
                                                     ------------
  NET GAIN.........................................   186,940,544
                                                     ------------
NET INCREASE.......................................  $184,369,618
                                                     ============

------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX       FOR THE YEAR
                                                            MONTHS ENDED         ENDED
                                                        SEPTEMBER 30, 1997*  MARCH 31, 1997
--------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss....................................     $ (2,570,926)     $ (5,793,842)
Net realized gain......................................       79,731,203        90,999,031
Net change in unrealized appreciation .................      107,209,341       (22,753,082)
                                                            ------------      ------------
  NET INCREASE ........................................      184,369,618        62,452,107

DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN

 Class B shares........................................      (59,461,770)      (61,217,104)
Net decrease from transactions in shares of
 beneficial interest...................................      (11,947,461)      (40,876,663)
                                                            ------------      ------------
  NET INCREASE (DECREASE)..............................      112,960,387       (39,641,660)

NET ASSETS:

Beginning of period....................................      727,528,030       767,169,690
                                                            ------------      ------------
  END OF PERIOD
   (Including a net investment loss of $2,570,926 and
   $0, respectively)...................................     $840,488,417      $727,528,030
                                                            ============      ============

------------
* Class A, Class C, and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Core Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a

TCW/DW CORE EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued


mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of approximately $202,000 which have been reimbursed for the full amount thereof, exclusive of $2,000 which has been absorbed by InterCapital. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

TCW/DW CORE EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's daily net assets determined at the close of each business day: 0.51% to the portion of daily net assets not exceeding $750 million; 0.48% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.45% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's daily net assets determined at the close of each business day: 0.34% to the portion of daily net assets not exceeding $750 million; 0.32% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.30% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon

TCW/DW CORE EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued


which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,200,651 at September 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $687,899 and received $524 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

TCW/DW CORE EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1997 aggregated $133,456,965 and $212,730,152, respectively.

For the six months ended September 30, 1997, the Fund incurred $3,195 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through September 30, 1997, the Fund incurred brokerage commissions of $3,040 with Morgan Stanley & Co. Inc., an affiliate of the Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                         FOR THE SIX                    FOR THE YEAR
                                         MONTHS ENDED                      ENDED
                                      SEPTEMBER 30, 1997               MARCH 31, 1997
                                   -------------------------     ---------------------------
                                         (UNAUDITED)
                                     SHARES        AMOUNT          SHARES         AMOUNT
                                   ---------    ------------     ----------    -------------
CLASS A SHARES*
Sold                                   1,121    $     19,497         --              --
                                   ---------    ------------     ----------    -------------
CLASS B SHARES
Sold                               1,217,575      20,625,735      3,329,142    $  52,606,423
Reinvestment of distributions      3,375,053      55,418,369      3,693,581       57,173,675
Redeemed                          (5,169,883)    (88,150,072)    (9,631,148)    (150,656,761)
                                   ---------    ------------     ----------    -------------
Net decrease - Class B              (577,255)    (12,105,968)    (2,608,425)     (40,876,663)
                                   ---------    ------------     ----------    -------------
CLASS C SHARES*
Sold                                   8,398         148,798
Redeemed                              (1,124)        (19,809)        --              --
                                   ---------    ------------     ----------    -------------
Net increase - Class C                 7,274         128,989         --              --
                                   ---------    ------------     ----------    -------------
CLASS D SHARES*
Sold                                     570          10,021         --              --
                                   ---------    ------------     ----------    -------------
Net decrease in Fund                (568,290)   $(11,947,461)    (2,608,425)   $ (40,876,663)
                                   =========    ============     ==========    =============

------------
* For the period July 28, 1997 (issue date) through September 30, 1997.

TCW/DW CORE EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued


7. SUBSEQUENT EVENT

On November 6, 1997, the Board of Trustees of the Fund recommended that the Fund engage InterCapital to serve as the Fund's new investment manager. InterCapital would be responsible for all of the services that are presently being provided in accordance with the current management agreement between the Fund and the Manager and the current investment advisory agreement between the Fund and the Adviser. The fee paid to InterCapital would be five basis points lower than the total aggregate fees paid to the Manager and the Adviser.

Additionally, the Board recommended that InterCapital engage Morgan Stanley Asset Management Inc. ("MSAM"), an affiliate of the Manager, as the Fund's Sub-Adviser. In return for MSAM's services, InterCapital would pay MSAM 40% of its compensation.

Both proposals are subject to the consent of the Fund's shareholders.

TCW/DW CORE EQUITY TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX                 FOR THE YEAR ENDED MARCH 31,          MAY 29, 1992*
                                               MONTHS ENDED        --------------------------------------------      THROUGH
                                           SEPTEMBER 30, 1997**++     1997        1996       1995        1994     MARCH 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period .....        $15.09             $15.09      $12.11     $12.10      $11.26       $  10.00
                                                  ------             ------      ------     ------      ------       --------
Net investment loss.......................         (0.05)             (0.12)      (0.11)     (0.06)      (0.06)         (0.01)
Net realized and unrealized gain..........          3.88               1.39        3.09       0.07        0.90           1.27
                                                  ------             ------      ------     ------      ------       --------
Total from investment operations..........          3.83               1.27        2.98       0.01        0.84           1.26
                                                  ------             ------      ------     ------      ------       --------
Less distributions from net realized gain          (1.28)             (1.27)         --         --          --             --
                                                  ------             ------      ------     ------      ------       --------
Net asset value, end of period............        $17.64             $15.09      $15.09     $12.11      $12.10       $  11.26
                                                  ======             ======      ======     ======      ======       ========
TOTAL INVESTMENT RETURN+ .................         26.02%(1)           8.31%      24.69%      0.08%       7.46%         12.60%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..................................          1.63%(2)           1.73%       1.82%      1.96%       1.93%          2.07%(2)
Net investment loss.......................         (0.05)%(2)         (0.75)%     (0.72)%    (0.48)%     (0.59)%        (0.14)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands ..       $840,330           $727,528    $767,170   $697,350    $707,069      $486,829
Portfolio turnover rate...................            17%(1)             45%         48%        38%         35%            26%(1)
Average commission rate paid..............        $0.0596            $0.0590    $0.0595         --          --             --

------------
 *    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                          SEPTEMBER 30, 1997++
--------------------------------------------------------------
[S]                                             [C]
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period  ...       $ 17.58
                                                -------
Net realized and unrealized gain  .......          0.07
                                                -------
Net asset value, end of period ..........       $ 17.65
                                                =======
TOTAL INVESTMENT RETURN+ ................          0.40%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses ................................          1.24%(2)
Net investment loss .....................           -- %(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands         $    20
Portfolio turnover rate .................            17%(1)
Average commission rate paid ............       $0.0596

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period  ...       $ 17.58
                                                -------
Net investment loss .....................         (0.03)
Net realized and unrealized gain  .......          0.08
                                                -------
Total from investment operations  .......          0.05
                                                -------
Net asset value, end of period ..........       $ 17.63
                                                =======
TOTAL INVESTMENT RETURN+ ................          0.28%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses ................................          2.00%(2)
Net investment loss .....................         (0.03)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands         $   128
Portfolio turnover rate .................            17%(1)
Average commission rate paid ............       $0.0596

------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW CORE EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued


                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                          SEPTEMBER 30, 1997++
---------------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period  ...       $17.58
                                                ------
Net investment income ...................         0.01
Net realized and unrealized gain  .......         0.07
                                                ------
Total from investment operations  .......         0.08
                                                ------
Net asset value, end of period ..........       $17.66
                                                ======
TOTAL INVESTMENT RETURN+ ................         0.46%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses ................................         0.97%(2)
Net investment income ...................         0.01%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands         $   10
Portfolio turnover rate .................           17%(1)
                                                $0.0596
Average commission rate paid ............

------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

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



















































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

BOARD OF DIRECTORS

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
Philip J. Purcell
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin
President

Barry Fink
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Dean Witter Services Company Inc.


ADVISER

TCW Funds Management, Inc.



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW/DW
CORE EQUITY
TRUST



SEMIANNUAL REPORT
September 30, 1997